JPMorgan Diversified Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 60.5%
Aerospace & Defense — 1.0%
General Dynamics Corp.	1	171
Howmet Aerospace, Inc.	4	300
Melrose Industries plc (United Kingdom)	27	232
Northrop Grumman Corp.	2	768
Rolls-Royce Holdings plc (United Kingdom) *	51	273
RTX Corp.	2	187
Safran SA (France)	10	2,362
Woodward, Inc.	1	172
		4,465
Air Freight & Logistics — 0.1%
FedEx Corp.	1	200
United Parcel Service, Inc., Class B	—	65
		265
Automobile Components — 0.2%
Cie Generale des Etablissements Michelin SCA (France)	24	925
LCI Industries	1	155
		1,080
Automobiles — 0.2%
Kia Corp. (South Korea)	6	502
Stellantis NV	11	314
Tesla, Inc. *	2	317
		1,133
Banks — 3.5%
AIB Group plc (Ireland)	32	162
Banco Bilbao Vizcaya Argentaria SA (Spain)	22	263
Banco Santander SA (Spain)	63	305
Bank Central Asia Tbk. PT (Indonesia)	1,153	733
Bank of America Corp.	50	1,908
Bank of Ireland Group plc (Ireland)	17	172
BankUnited, Inc.	6	174
Citizens Financial Group, Inc.	4	137
Commerce Bancshares, Inc.	4	192
Cullen/Frost Bankers, Inc.	2	206
DBS Group Holdings Ltd. (Singapore)	68	1,807
Fifth Third Bancorp	1	49
First Citizens BancShares, Inc., Class A	—	183
First Financial Bancorp	8	178
First Hawaiian, Inc.	9	198
First Interstate BancSystem, Inc., Class A	7	184
HDFC Bank Ltd., ADR (India)	19	1,080
KBC Group NV (Belgium)	11	828
Lloyds Banking Group plc (United Kingdom)	1,793	1,172
M&T Bank Corp.	3	375
Mitsubishi UFJ Financial Group, Inc. (Japan)	74	757
Nordea Bank Abp (Finland)	10	114

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
PNC Financial Services Group, Inc. (The)	1	205
Regions Financial Corp.	8	175
Sberbank of Russia PJSC (Russia) ‡	18	—
ServisFirst Bancshares, Inc.	3	197
UniCredit SpA (Italy)	33	1,239
US Bancorp	12	547
Wells Fargo & Co.	37	2,148
Wintrust Financial Corp.	2	230
		15,918
Beverages — 0.8%
Coca-Cola Co. (The)	29	1,806
Coca-Cola HBC AG (Italy) *	6	190
Constellation Brands, Inc., Class A	1	160
Diageo plc (United Kingdom)	35	1,310
Keurig Dr Pepper, Inc.	7	202
Primo Water Corp.	12	215
		3,883
Biotechnology — 1.5%
AbbVie, Inc.	14	2,618
Alnylam Pharmaceuticals, Inc. *	1	101
Biogen, Inc. *	1	153
Exact Sciences Corp. *	3	208
Natera, Inc. *	3	232
Regeneron Pharmaceuticals, Inc. *	3	3,274
Vertex Pharmaceuticals, Inc. *	1	401
		6,987
Broadline Retail — 2.4%
Amazon.com, Inc. *	56	10,055
JD.com, Inc., ADR (China)	21	572
Moran Foods Backstop Equity ‡ *	359	4
MYT Holding LLC ‡ *	37	9
Savers Value Village, Inc. *	7	131
		10,771
Building Products — 0.6%
AZEK Co., Inc. (The) *	4	215
Carlisle Cos., Inc.	1	170
Carrier Global Corp.	5	292
Daikin Industries Ltd. (Japan)	4	573
Fortune Brands Innovations, Inc.	2	158
Hayward Holdings, Inc. *	16	245
Janus International Group, Inc. *	9	133
Simpson Manufacturing Co., Inc.	1	266
Trane Technologies plc	3	912
		2,964

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — 2.5%
3i Group plc (United Kingdom)	38	1,353
Ameriprise Financial, Inc.	1	585
AssetMark Financial Holdings, Inc. *	5	178
Blackstone, Inc.	3	398
Charles Schwab Corp. (The)	9	614
CME Group, Inc.	15	3,180
DWS Group GmbH & Co. KGaA (Germany) (a)	3	132
Evercore, Inc., Class A	1	229
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	19	551
Interactive Brokers Group, Inc., Class A	2	219
Intermediate Capital Group plc (United Kingdom)	6	153
Japan Exchange Group, Inc. (Japan)	14	382
KKR & Co., Inc.	2	160
Moelis & Co., Class A	2	98
Moody's Corp.	1	307
Morgan Stanley	11	1,064
Morningstar, Inc.	—	141
Northern Trust Corp.	2	151
State Street Corp.	2	181
StepStone Group, Inc., Class A	6	202
UBS Group AG (Registered) (Switzerland)	35	1,089
		11,367
Chemicals — 1.4%
Air Liquide SA (France)	5	1,137
Axalta Coating Systems Ltd. *	10	332
Balchem Corp.	1	134
Dow, Inc.	12	690
Linde plc	2	1,005
Perimeter Solutions SA *	18	134
PPG Industries, Inc.	3	387
Quaker Chemical Corp.	1	234
Shin-Etsu Chemical Co. Ltd. (Japan)	57	2,505
		6,558
Commercial Services & Supplies — 0.4%
Casella Waste Systems, Inc., Class A *	3	296
Copart, Inc. *	6	337
Driven Brands Holdings, Inc. *	11	166
MSA Safety, Inc.	2	313
Pluxee NV (Netherlands) *	2	65
RB Global, Inc. (Canada)	2	168
SPIE SA (France)	6	243
Stericycle, Inc. *	4	218
UniFirst Corp.	1	158
		1,964

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Communications Equipment — 0.1%
Arista Networks, Inc. *	1	210
Cisco Systems, Inc.	1	77
		287
Construction & Engineering — 0.9%
Quanta Services, Inc.	1	360
Vinci SA (France)	26	3,294
WillScot Mobile Mini Holdings Corp. *	7	316
		3,970
Construction Materials — 0.3%
Buzzi SpA (Italy)	4	160
Heidelberg Materials AG (Germany)	2	180
Martin Marietta Materials, Inc.	—	227
Vulcan Materials Co.	2	598
		1,165
Consumer Finance — 0.3%
American Express Co.	4	874
Capital One Financial Corp.	3	485
		1,359
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc., Class A	5	101
Alimentation Couche-Tard, Inc. (Canada)	15	855
BJ's Wholesale Club Holdings, Inc. *	3	274
Casey's General Stores, Inc.	1	240
Marks & Spencer Group plc (United Kingdom)	58	195
Performance Food Group Co. *	4	308
Wal-Mart de Mexico SAB de CV (Mexico)	208	840
		2,813
Containers & Packaging — 0.2%
AptarGroup, Inc.	2	259
Graphic Packaging Holding Co.	4	122
Packaging Corp. of America	1	199
Silgan Holdings, Inc.	2	68
WestRock Co.	2	105
		753
Distributors — 0.0% ^
Pool Corp.	—	109
Diversified Consumer Services — 0.0% ^
Bright Horizons Family Solutions, Inc. *	2	238
Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV (Netherlands)	37	140
Telkom Indonesia Persero Tbk. PT (Indonesia)	1,855	408
Verizon Communications, Inc.	2	107
		655

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — 1.0%
Edison International	1	100
Entergy Corp.	1	56
NextEra Energy, Inc.	25	1,622
PG&E Corp.	41	679
Portland General Electric Co.	5	215
Southern Co. (The)	15	1,109
SSE plc (United Kingdom)	32	660
Xcel Energy, Inc.	2	84
		4,525
Electrical Equipment — 0.8%
Accelleron Industries AG (Switzerland)	5	171
AMETEK, Inc.	2	308
Eaton Corp. plc	3	893
Hubbell, Inc.	—	219
Legrand SA (France)	15	1,618
Prysmian SpA (Italy)	4	228
Schneider Electric SE	1	259
Shoals Technologies Group, Inc., Class A *	10	108
		3,804
Electronic Equipment, Instruments & Components — 0.4%
Badger Meter, Inc.	1	183
CDW Corp.	—	79
Cognex Corp.	2	103
Fabrinet (Thailand) *	1	169
Jabil, Inc.	1	134
Keyence Corp. (Japan)	2	836
nLight, Inc. *	7	87
Novanta, Inc. *	2	284
TD SYNNEX Corp.	1	136
		2,011
Energy Equipment & Services — 0.3%
Aker Solutions ASA (Norway)	22	79
Baker Hughes Co.	19	652
Cactus, Inc., Class A	1	51
Saipem SpA (Italy) *	72	177
TechnipFMC plc (United Kingdom)	14	343
Vallourec SA (France) *	9	160
		1,462
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA (Germany)	2	218
Liberty Media Corp-Liberty Live, Class C *	1	64
Netflix, Inc. *	1	417
Take-Two Interactive Software, Inc. *	2	267
		966

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — 1.8%
Adyen NV (Netherlands) * (a)	—	230
Berkshire Hathaway, Inc., Class B *	2	649
Corpay, Inc. *	1	299
Fidelity National Information Services, Inc.	6	466
Fiserv, Inc. *	3	528
Mastercard, Inc., Class A	12	5,573
MGIC Investment Corp.	6	138
WEX, Inc. *	1	265
		8,148
Food Products — 1.2%
AAK AB (Sweden)	6	146
Cranswick plc (United Kingdom)	2	99
Freshpet, Inc. *	2	178
Glanbia plc (Ireland)	8	153
Kraft Heinz Co. (The)	4	153
Mondelez International, Inc., Class A	15	1,082
Nestle SA (Registered)	32	3,364
Post Holdings, Inc. *	1	157
Utz Brands, Inc.	10	177
		5,509
Ground Transportation — 1.1%
Canadian National Railway Co. (Canada)	9	1,168
CSX Corp.	20	717
JB Hunt Transport Services, Inc.	1	222
Knight-Swift Transportation Holdings, Inc.	3	168
Landstar System, Inc.	1	216
Saia, Inc. *	—	166
Uber Technologies, Inc. *	28	2,170
Union Pacific Corp.	1	170
		4,997
Health Care Equipment & Supplies — 1.1%
Align Technology, Inc. *	—	115
Boston Scientific Corp. *	7	472
Cooper Cos., Inc. (The)	2	200
Envista Holdings Corp. *	7	147
Hoya Corp. (Japan)	6	738
ICU Medical, Inc. *	2	179
Intuitive Surgical, Inc. *	1	380
Medtronic plc	5	438
Neogen Corp. *	7	111
QuidelOrtho Corp. *	2	114
Stryker Corp.	4	1,270
Terumo Corp. (Japan)	34	629
Zimmer Biomet Holdings, Inc.	1	119
		4,912

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 1.6%
Cencora, Inc.	1	255
Chemed Corp.	—	248
Cigna Group (The)	—	134
CVS Health Corp.	2	123
Encompass Health Corp.	4	308
HCA Healthcare, Inc.	1	228
HealthEquity, Inc. *	2	197
Henry Schein, Inc. *	2	149
Laboratory Corp. of America Holdings	1	140
McKesson Corp.	—	181
NMC Health plc (United Arab Emirates) ‡ *	1	— (b)
Progyny, Inc. *	4	153
Quest Diagnostics, Inc.	—	50
UnitedHealth Group, Inc.	10	5,027
		7,193
Health Care REITs — 0.0% ^
Welltower, Inc.	—	39
Health Care Technology — 0.0% ^
Certara, Inc. *	8	146
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	5	75
Ryman Hospitality Properties, Inc.	2	226
		301
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.	—	435
Delivery Hero SE (South Korea) * (a)	4	106
DoorDash, Inc., Class A *	2	265
Expedia Group, Inc. *	1	107
Hilton Worldwide Holdings, Inc.	9	1,870
InterContinental Hotels Group plc (United Kingdom)	7	720
Marriott International, Inc., Class A	1	326
McDonald's Corp.	9	2,552
Monarch Casino & Resort, Inc.	2	121
Planet Fitness, Inc., Class A *	3	181
Sodexo SA (France)	1	113
Texas Roadhouse, Inc.	—	79
Wendy's Co. (The)	11	206
Whitbread plc (United Kingdom)	6	241
Yum China Holdings, Inc. (China)	15	579
Yum! Brands, Inc.	12	1,726
		9,627
Household Durables — 0.3%
Barratt Developments plc (United Kingdom)	34	202
Garmin Ltd.	1	179
Mohawk Industries, Inc. *	1	181

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — continued
Newell Brands, Inc.	7	58
Sony Group Corp. (Japan)	9	772
Taylor Wimpey plc (United Kingdom)	113	195
		1,587
Household Products — 0.1%
Energizer Holdings, Inc.	3	74
Procter & Gamble Co. (The)	1	212
		286
Industrial Conglomerates — 0.5%
Hitachi Ltd. (Japan)	8	713
Honeywell International, Inc.	8	1,651
		2,364
Industrial REITs — 0.6%
EastGroup Properties, Inc.	1	234
Prologis, Inc.	21	2,747
		2,981
Insurance — 2.1%
AIA Group Ltd. (Hong Kong)	57	382
Allianz SE (Registered) (Germany)	1	314
Arch Capital Group Ltd. *	1	71
ASR Nederland NV (Netherlands)	3	149
Chubb Ltd.	—	136
CNA Financial Corp.	2	90
Fairfax Financial Holdings Ltd. (Canada)	—	58
Intact Financial Corp. (Canada)	5	794
Kinsale Capital Group, Inc.	—	144
Loews Corp.	5	354
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	4	2,003
Progressive Corp. (The)	11	2,337
RLI Corp.	1	204
Tokio Marine Holdings, Inc. (Japan)	45	1,407
Travelers Cos., Inc. (The)	3	692
WR Berkley Corp.	1	104
Zurich Insurance Group AG (Switzerland)	1	398
		9,637
Interactive Media & Services — 2.4%
Alphabet, Inc., Class A *	7	1,068
Alphabet, Inc., Class C *	8	1,223
Auto Trader Group plc (United Kingdom) (a)	15	136
Hemnet Group AB (Sweden)	4	134
IAC, Inc. *	3	129
Meta Platforms, Inc., Class A	13	6,141

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — continued
Scout24 SE (Germany) (a)	1	89
Tencent Holdings Ltd. (China)	48	1,858
		10,778
IT Services — 0.2%
Accenture plc, Class A	2	500
International Business Machines Corp.	1	113
MongoDB, Inc. *	—	136
Snowflake, Inc., Class A *	1	179
		928
Leisure Products — 0.1%
Acushnet Holdings Corp.	3	176
Brunswick Corp.	2	217
		393
Life Sciences Tools & Services — 0.2%
Azenta, Inc. *	2	122
Danaher Corp.	2	395
Mettler-Toledo International, Inc. *	—	82
Thermo Fisher Scientific, Inc.	—	306
		905
Machinery — 1.6%
ANDRITZ AG (Austria)	2	136
Atlas Copco AB, Class A (Sweden)	64	1,091
Deere & Co.	7	2,838
Douglas Dynamics, Inc.	3	73
Dover Corp.	1	184
Hillman Solutions Corp. *	20	209
Ingersoll Rand, Inc.	3	313
ITT, Inc.	2	244
Iveco Group NV (Italy) *	17	253
KION Group AG (Germany)	4	197
Lincoln Electric Holdings, Inc.	1	191
Middleby Corp. (The) *	—	70
RBC Bearings, Inc. *	1	257
Timken Co. (The)	1	90
Toro Co. (The)	2	190
Volvo AB, Class B (Sweden)	33	894
		7,230
Media — 0.2%
Liberty Broadband Corp., Class C *	1	63
Liberty Media Corp-Liberty SiriusXM *	5	153
Nexstar Media Group, Inc.	1	100
Publicis Groupe SA (France)	2	236
Trade Desk, Inc. (The), Class A *	3	257
		809

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — 0.3%
ArcelorMittal SA (Luxembourg)	3	87
BHP Group Ltd. (Australia)	32	910
Magnitogorsk Iron & Steel Works PJSC (Russia) ‡ *	19	—
MMC Norilsk Nickel PJSC (Russia) ‡	—	1
MMC Norilsk Nickel PJSC, ADR (Russia) ‡ *	—	—
Rio Tinto plc (Australia)	4	257
Severstal PAO, GDR (Russia) ‡ * (a)	2	—
		1,255
Multi-Utilities — 0.5%
Dominion Energy, Inc.	9	447
Engie SA (France)	47	785
Northwestern Energy Group, Inc.	2	124
Public Service Enterprise Group, Inc.	15	1,006
		2,362
Oil, Gas & Consumable Fuels — 3.0%
BP plc (United Kingdom)	231	1,451
Chevron Corp.	10	1,591
ConocoPhillips	11	1,434
Coterra Energy, Inc.	3	86
DT Midstream, Inc.	3	187
EOG Resources, Inc.	10	1,257
Exxon Mobil Corp.	23	2,721
Gazprom PJSC (Russia) ‡ *	28	2
Gaztransport Et Technigaz SA (France)	1	199
Kinder Morgan, Inc.	11	198
Novatek PJSC (Russia) ‡	1	—
Phillips 66	2	242
Rosneft Oil Co. PJSC (Russia) ‡	5	—
Shell plc (Netherlands)	107	3,544
SM Energy Co.	4	184
TotalEnergies SE (France)	6	419
Williams Cos., Inc. (The)	6	212
		13,727
Passenger Airlines — 0.1%
Norwegian Air Shuttle ASA (Norway) *	100	151
Ryanair Holdings plc, ADR (Italy)	2	243
		394
Personal Care Products — 0.1%
elf Beauty, Inc. *	1	156
Kenvue, Inc.	5	105
		261
Pharmaceuticals — 2.0%
AstraZeneca plc (United Kingdom)	8	1,017
Bristol-Myers Squibb Co.	13	704
Eli Lilly & Co.	1	1,135

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
GSK plc	19	405
Johnson & Johnson	9	1,501
Merck & Co., Inc.	1	150
Novo Nordisk A/S, Class B (Denmark)	31	3,944
Royalty Pharma plc, Class A	4	127
		8,983
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	2	242
First Advantage Corp.	13	209
Paycor HCM, Inc. *	7	143
RELX plc (United Kingdom)	19	829
RELX plc (United Kingdom)	29	1,244
Verra Mobility Corp. *	8	205
		2,872
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	1	94
Cushman & Wakefield plc *	20	212
Mitsui Fudosan Co. Ltd. (Japan)	59	631
		937
Residential REITs — 0.1%
American Homes 4 Rent, Class A	4	134
Mid-America Apartment Communities, Inc.	1	204
		338
Retail REITs — 0.2%
Brixmor Property Group, Inc.	6	131
Federal Realty Investment Trust	1	121
Kimco Realty Corp.	7	141
NNN REIT, Inc.	5	227
Regency Centers Corp.	2	130
		750
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc. *	6	1,088
Allegro MicroSystems, Inc. (Japan) *	5	143
Analog Devices, Inc.	11	2,163
ASML Holding NV (Netherlands)	3	3,252
ASML Holding NV (Registered), NYRS (Netherlands)	—	228
Broadcom, Inc.	1	842
Entegris, Inc.	2	303
Lam Research Corp.	1	443
MACOM Technology Solutions Holdings, Inc. *	3	300
NVIDIA Corp.	11	9,904
NXP Semiconductors NV (China)	4	885
Power Integrations, Inc.	3	232
SK Hynix, Inc. (South Korea)	6	776
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	46	1,102

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	27	3,661
Texas Instruments, Inc.	1	193
		25,515
Software — 4.9%
Cadence Design Systems, Inc. *	1	194
Clearwater Analytics Holdings, Inc., Class A *	9	162
Confluent, Inc., Class A *	6	170
Crowdstrike Holdings, Inc., Class A *	1	277
Dassault Systemes SE (France)	32	1,419
Envestnet, Inc. *	3	160
Guidewire Software, Inc. *	2	184
HubSpot, Inc. *	—	250
Intuit, Inc.	2	994
Microsoft Corp.	35	14,777
nCino, Inc. *	4	168
Oracle Corp.	6	763
Palo Alto Networks, Inc. *	1	350
Qualys, Inc. *	1	145
Salesforce, Inc.	5	1,607
Synopsys, Inc. *	—	233
TeamViewer SE (Germany) * (a)	9	138
Workday, Inc., Class A *	1	243
Workiva, Inc. *	2	171
		22,405
Specialized REITs — 0.3%
CubeSmart	5	213
Digital Realty Trust, Inc.	3	374
Lamar Advertising Co., Class A	1	144
Public Storage	1	226
Rayonier, Inc.	2	84
Weyerhaeuser Co.	7	242
		1,283
Specialty Retail — 1.6%
AutoZone, Inc. *	—	1,481
Bath & Body Works, Inc.	2	128
Best Buy Co., Inc.	1	84
Dick's Sporting Goods, Inc.	1	141
Home Depot, Inc. (The)	—	99
Industria de Diseno Textil SA (Spain)	22	1,128
Lowe's Cos., Inc.	5	1,262
Murphy USA, Inc.	—	97
O'Reilly Automotive, Inc. *	1	677
Ross Stores, Inc.	6	823
TJX Cos., Inc. (The)	14	1,377
		7,297

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	47	8,072
Samsung Electronics Co. Ltd. (South Korea)	50	2,999
Seagate Technology Holdings plc	3	262
		11,333
Textiles, Apparel & Luxury Goods — 1.0%
Carter's, Inc.	1	109
Columbia Sportswear Co.	1	49
Lululemon Athletica, Inc. *	—	151
LVMH Moet Hennessy Louis Vuitton SE (France)	5	4,260
Ralph Lauren Corp.	—	68
		4,637
Tobacco — 0.0% ^
Philip Morris International, Inc.	2	145
Trading Companies & Distributors — 0.4%
Air Lease Corp.	2	116
Applied Industrial Technologies, Inc.	1	250
Core & Main, Inc., Class A *	4	216
Ferguson plc	6	1,182
		1,764
Wireless Telecommunication Services — 0.0% ^
T-Mobile US, Inc.	1	87
Total Common Stocks (Cost $176,805)		276,587
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 7.6%
Aerospace & Defense — 0.1%
Boeing Co. (The)
5.15%, 5/1/2030	150	145
5.71%, 5/1/2040	120	115
L3Harris Technologies, Inc. 5.25%, 6/1/2031	65	65
Leidos, Inc. 5.75%, 3/15/2033	77	79
RTX Corp. 4.13%, 11/16/2028	220	213
		617
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	23	19
Automobiles — 0.1%
General Motors Co.
6.13%, 10/1/2025	210	212
5.20%, 4/1/2045	200	179
		391

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — 2.0%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (c) (d)	200	175
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (c) (e)	200	195
Banco Santander SA (Spain) 2.75%, 12/3/2030	600	496
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (d)	810	747
(SOFR + 1.65%), 5.47%, 1/23/2035 (d)	170	171
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (d)	90	74
Bank of Montreal (Canada) 5.72%, 9/25/2028	150	154
Banque Federative du Credit Mutuel SA (France) 5.79%, 7/13/2028 (c)	252	259
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (d)	300	249
BNP Paribas SA (France) (SOFR + 1.56%), 3.13%, 1/20/2033 (c) (d)	300	255
BPCE SA (France) (SOFR + 1.31%), 2.28%, 1/20/2032 (c) (d)	500	405
Citigroup, Inc. (SOFR + 3.91%), 4.41%, 3/31/2031 (d)	610	581
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (c) (d)	250	228
Credit Agricole SA (France) (SOFR + 1.68%), 1.91%, 6/16/2026 (c) (d)	500	478
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (c) (d)	200	179
Fifth Third Bancorp (SOFRINDX + 2.13%), 4.77%, 7/28/2030 (d)	240	231
HSBC Holdings plc (United Kingdom) (3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (d)	500	491
KeyCorp (SOFRINDX + 1.25%), 3.88%, 5/23/2025 (d)	21	21
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	450	433
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (d)	400	368
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (c)	300	274
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (d)	26	25
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (c) (d)	500	524
Standard Chartered plc (United Kingdom) (3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (c) (d)	500	487
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.04%, 7/16/2029	300	272
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	63	64
(SOFR + 2.45%), 7.16%, 10/30/2029 (d)	40	43
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (c) (d)	217	184
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (d)	32	32
(SOFR + 1.86%), 5.68%, 1/23/2035 (d)	32	32
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (d)	220	209
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	57	58
(SOFR + 2.10%), 4.90%, 7/25/2033 (d)	140	135
(SOFR + 1.78%), 5.50%, 1/23/2035 (d)	67	67
Westpac Banking Corp. (Australia) (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (d) (e)	300	290
		8,886
Beverages — 0.1%
Constellation Brands, Inc. 2.88%, 5/1/2030	170	150
Molson Coors Beverage Co. 4.20%, 7/15/2046	198	166
		316

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — 0.1%
AbbVie, Inc. 3.20%, 11/21/2029	260	240
Amgen, Inc.
3.15%, 2/21/2040	50	38
4.20%, 2/22/2052	68	56
4.88%, 3/1/2053	21	19
5.65%, 3/2/2053	118	120
		473
Capital Markets — 0.7%
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	170	169
Deutsche Bank AG (Germany)
(SOFR + 1.32%), 2.55%, 1/7/2028 (d)	350	321
(SOFR + 1.72%), 3.04%, 5/28/2032 (d)	150	126
Goldman Sachs Group, Inc. (The)
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (d)	500	478
(SOFR + 1.51%), 3.21%, 4/22/2042 (d)	240	181
5.15%, 5/22/2045	50	48
Macquarie Group Ltd. (Australia) (SOFR + 1.44%), 2.69%, 6/23/2032 (c) (d)	240	200
Morgan Stanley
4.00%, 7/23/2025	330	325
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	110	110
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	60	46
Nasdaq, Inc.
5.55%, 2/15/2034	30	31
5.95%, 8/15/2053	100	105
Nomura Holdings, Inc. (Japan) 2.33%, 1/22/2027	250	230
State Street Corp. (SOFR + 1.72%), 5.82%, 11/4/2028 (d)	32	33
UBS Group AG (Switzerland) (SOFR + 2.04%), 2.19%, 6/5/2026 (c) (d)	650	623
		3,026
Chemicals — 0.0% ^
Albemarle Corp. 5.05%, 6/1/2032	100	96
EIDP, Inc. 4.50%, 5/15/2026	64	63
RPM International, Inc. 2.95%, 1/15/2032	14	12
		171
Commercial Services & Supplies — 0.0% ^
Republic Services, Inc. 5.00%, 4/1/2034	53	53
Communications Equipment — 0.0% ^
Cisco Systems, Inc. 5.05%, 2/26/2034	27	27
Construction & Engineering — 0.0% ^
Quanta Services, Inc.
2.90%, 10/1/2030	50	44
2.35%, 1/15/2032	53	43
		87
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	170	148

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — 0.5%
AerCap Ireland Capital DAC (Ireland)
1.75%, 1/30/2026	450	420
2.45%, 10/29/2026	450	418
American Express Co. (SOFR + 1.33%), 6.34%, 10/30/2026 (d)	164	166
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (c)	750	697
4.25%, 4/15/2026 (c)	400	386
Capital One Financial Corp.
(SOFR + 1.37%), 4.17%, 5/9/2025 (d)	56	56
3.80%, 1/31/2028	170	162
		2,305
Consumer Staples Distribution & Retail — 0.0% ^
Alimentation Couche-Tard, Inc. (Canada) 3.80%, 1/25/2050 (c)	140	108
Containers & Packaging — 0.0% ^
WRKCo, Inc. 3.90%, 6/1/2028	170	162
Diversified REITs — 0.1%
Safehold GL Holdings LLC 2.85%, 1/15/2032	100	81
WP Carey, Inc. 2.25%, 4/1/2033	260	202
		283
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
1.65%, 2/1/2028	230	204
2.75%, 6/1/2031	100	86
3.65%, 9/15/2059	80	56
Sprint Capital Corp. 6.88%, 11/15/2028	16	17
Verizon Communications, Inc.
3.15%, 3/22/2030	170	154
5.50%, 2/23/2054	28	28
		545
Electric Utilities — 0.8%
AEP Transmission Co. LLC 5.40%, 3/15/2053	37	37
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	150	126
Duke Energy Corp. 3.75%, 9/1/2046	260	196
Duke Energy Indiana LLC 5.40%, 4/1/2053	10	10
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (c)	146	119
Entergy Louisiana LLC 2.35%, 6/15/2032	260	212
Eversource Energy 2.90%, 3/1/2027	120	113
Exelon Corp. 4.05%, 4/15/2030	260	245
Fells Point Funding Trust 3.05%, 1/31/2027 (c)	190	178
ITC Holdings Corp. 4.95%, 9/22/2027 (c)	42	42
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (c)	174	145
NextEra Energy Capital Holdings, Inc.
5.25%, 2/28/2053	115	109
5.55%, 3/15/2054	100	99
NRG Energy, Inc. 2.45%, 12/2/2027 (c)	170	153

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Pacific Gas and Electric Co.
2.95%, 3/1/2026	150	143
6.10%, 1/15/2029	34	35
6.40%, 6/15/2033	86	91
4.95%, 7/1/2050	170	146
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	154	159
Public Service Electric and Gas Co. 5.45%, 3/1/2054	185	191
Southern California Edison Co. Series C, 4.13%, 3/1/2048	260	210
Southern Co. (The) Series A, 3.70%, 4/30/2030	220	204
Tampa Electric Co. 4.90%, 3/1/2029	78	78
Virginia Electric and Power Co.
4.45%, 2/15/2044	50	44
5.70%, 8/15/2053	150	154
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	165	164
Xcel Energy, Inc. 3.40%, 6/1/2030	170	152
		3,555
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	36	34
Financial Services — 0.2%
Corebridge Financial, Inc. 4.40%, 4/5/2052	123	100
Fiserv, Inc. 5.35%, 3/15/2031	180	182
Global Payments, Inc. 2.90%, 5/15/2030	170	148
Nationwide Building Society (United Kingdom) (SOFR + 1.29%), 2.97%, 2/16/2028 (c) (d)	241	225
		655
Food Products — 0.1%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	170	161
3.75%, 9/25/2027	170	163
Cargill, Inc. 4.38%, 4/22/2052 (c)	50	44
Conagra Brands, Inc. 5.40%, 11/1/2048	30	28
General Mills, Inc. 4.95%, 3/29/2033	47	47
J M Smucker Co. (The) 6.50%, 11/15/2053	21	23
Smithfield Foods, Inc. 3.00%, 10/15/2030 (c)	170	141
		607
Ground Transportation — 0.2%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	150	134
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (c)	61	61
4.40%, 7/1/2027 (c)	150	146
5.55%, 5/1/2028 (c)	120	121
Triton Container International Ltd. (Bermuda)
1.15%, 6/7/2024 (c)	38	38
3.25%, 3/15/2032	223	179
		679

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 2.65%, 6/1/2030	170	150
Health Care Providers & Services — 0.1%
CVS Health Corp. 2.70%, 8/21/2040	310	215
HCA, Inc. 5.25%, 6/15/2026	160	160
Humana, Inc. 3.95%, 3/15/2027	50	48
Quest Diagnostics, Inc. 2.95%, 6/30/2030	170	151
		574
Health Care REITs — 0.1%
DOC DR LLC 2.63%, 11/1/2031	44	36
Healthcare Realty Holdings LP 2.00%, 3/15/2031	170	135
Healthpeak OP LLC 2.13%, 12/1/2028	23	20
Sabra Health Care LP 3.20%, 12/1/2031	148	123
Ventas Realty LP 3.25%, 10/15/2026	120	114
Welltower OP LLC 2.75%, 1/15/2032	170	143
		571
Hotels, Restaurants & Leisure — 0.0% ^
Expedia Group, Inc. 3.25%, 2/15/2030	140	126
Industrial REITs — 0.0% ^
Prologis LP 4.75%, 6/15/2033	150	147
Insurance — 0.3%
Aon North America, Inc. 5.75%, 3/1/2054	125	128
Athene Global Funding
2.75%, 6/25/2024 (c)	170	169
2.72%, 1/7/2029 (c)	150	132
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (c)	170	170
CNO Global Funding 2.65%, 1/6/2029 (c)	260	226
F&G Global Funding 2.30%, 4/11/2027 (c)	150	135
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (d)	170	163
Marsh & McLennan Cos., Inc. 2.25%, 11/15/2030	170	144
		1,267
Media — 0.2%
Charter Communications Operating LLC
3.75%, 2/15/2028	81	75
4.80%, 3/1/2050	240	178
Comcast Corp.
2.65%, 2/1/2030	170	151
2.94%, 11/1/2056	237	149
Cox Communications, Inc. 1.80%, 10/1/2030 (c)	170	136
Discovery Communications LLC
3.63%, 5/15/2030	100	90
5.20%, 9/20/2047	50	42
		821

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.63%, 9/23/2031 (c)	120	100
Steel Dynamics, Inc. 3.25%, 1/15/2031	170	151
		251
Multi-Utilities — 0.1%
Ameren Corp. 5.00%, 1/15/2029	100	99
CenterPoint Energy, Inc. 1.45%, 6/1/2026	198	183
Consumers Energy Co. 4.63%, 5/15/2033	200	195
NiSource, Inc. 5.25%, 3/30/2028	26	26
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	43	31
Puget Energy, Inc. 2.38%, 6/15/2028	15	13
		547
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
2.95%, 3/15/2034	137	112
5.15%, 4/15/2053	56	52
COPT Defense Properties LP 2.00%, 1/15/2029	136	114
Kilroy Realty LP 2.65%, 11/15/2033	70	52
		330
Oil, Gas & Consumable Fuels — 0.4%
BP Capital Markets America, Inc. 3.00%, 2/24/2050	30	21
ConocoPhillips Co. 5.30%, 5/15/2053	103	102
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	87	89
Energy Transfer LP
4.40%, 3/15/2027	120	117
4.15%, 9/15/2029	260	247
6.55%, 12/1/2033	48	52
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (c)	77	56
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (c)	370	353
Hess Corp. 6.00%, 1/15/2040	35	37
Kinder Morgan, Inc. 5.20%, 6/1/2033	81	80
MPLX LP
2.65%, 8/15/2030	80	69
5.65%, 3/1/2053	33	32
NGPL PipeCo LLC 3.25%, 7/15/2031 (c)	33	28
Phillips 66 Co. 4.90%, 10/1/2046	150	138
Plains All American Pipeline LP 3.55%, 12/15/2029	170	156
Targa Resources Partners LP 4.00%, 1/15/2032	18	16
Williams Cos., Inc. (The) 2.60%, 3/15/2031	175	149
		1,742
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	12	12
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. 3.70%, 3/15/2052	182	140

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	156	155
Zoetis, Inc. 2.00%, 5/15/2030	170	143
		438
Residential REITs — 0.1%
Essex Portfolio LP 5.50%, 4/1/2034	65	65
Mid-America Apartments LP 4.20%, 6/15/2028	120	117
UDR, Inc. 3.20%, 1/15/2030	170	154
		336
Retail REITs — 0.1%
Brixmor Operating Partnership LP 4.13%, 5/15/2029	150	141
Realty Income Corp. 3.25%, 1/15/2031	170	152
Regency Centers LP 3.60%, 2/1/2027	170	164
		457
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc. 3.19%, 11/15/2036 (c)	390	310
Intel Corp.
5.63%, 2/10/2043	11	11
5.70%, 2/10/2053	89	92
KLA Corp.
4.65%, 7/15/2032	18	18
4.70%, 2/1/2034	32	32
NXP BV (China) 2.50%, 5/11/2031	140	117
Xilinx, Inc. 2.38%, 6/1/2030	40	35
		615
Software — 0.1%
Oracle Corp.
3.25%, 11/15/2027	170	160
4.90%, 2/6/2033	71	70
5.55%, 2/6/2053	80	78
Roper Technologies, Inc. 3.80%, 12/15/2026	220	213
Workday, Inc. 3.50%, 4/1/2027	70	67
		588
Specialized REITs — 0.2%
American Tower Corp.
1.45%, 9/15/2026	162	148
2.90%, 1/15/2030	170	150
Crown Castle, Inc. 4.45%, 2/15/2026	220	216
Equinix, Inc. 2.00%, 5/15/2028	133	117
Extra Space Storage LP
2.20%, 10/15/2030	150	124
2.35%, 3/15/2032	90	72
		827
Specialty Retail — 0.1%
AutoZone, Inc. 1.65%, 1/15/2031	170	137

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
Lowe's Cos., Inc. 3.75%, 4/1/2032	140	129
O'Reilly Automotive, Inc. 1.75%, 3/15/2031	170	137
		403
Technology Hardware, Storage & Peripherals — 0.0% ^
Dell International LLC
6.02%, 6/15/2026	98	99
4.90%, 10/1/2026	17	17
5.25%, 2/1/2028	16	16
		132
Tobacco — 0.1%
BAT Capital Corp. (United Kingdom) 3.73%, 9/25/2040	270	200
Trading Companies & Distributors — 0.0% ^
Air Lease Corp. 3.63%, 4/1/2027	100	94
Water Utilities — 0.1%
American Water Capital Corp. 5.15%, 3/1/2034	200	201
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052	100	84
T-Mobile USA, Inc.
3.88%, 4/15/2030	290	272
5.05%, 7/15/2033	100	99
Vodafone Group plc (United Kingdom) 5.63%, 2/10/2053	70	69
		524
Total Corporate Bonds (Cost $37,788)		34,500
Mortgage-Backed Securities — 7.2%
FHLMC Gold Pools, Other Pool # WN1157, 1.80%, 11/1/2028	1,000	878
FHLMC UMBS, 30 Year
Pool # QB1397, 2.50%, 7/1/2050	1,591	1,318
Pool # RA5276, 2.50%, 5/1/2051	615	514
Pool # QC3244, 3.00%, 6/1/2051	300	259
Pool # QC7410, 2.50%, 9/1/2051	459	384
Pool # RA5906, 2.50%, 9/1/2051	429	359
Pool # RA6702, 3.00%, 2/1/2052	495	426
Pool # RA7937, 5.00%, 9/1/2052	538	526
Pool # QF7986, 5.00%, 1/1/2053	1,667	1,629
FNMA UMBS, 30 Year
Pool # CA6079, 2.50%, 6/1/2050	1,558	1,290
Pool # BP6439, 2.50%, 7/1/2050	1,592	1,318
Pool # BQ2143, 2.50%, 9/1/2050	1,631	1,351
Pool # FS6514, 2.50%, 9/1/2051	484	405
Pool # CB1878, 3.00%, 10/1/2051	321	278
Pool # CB2094, 3.00%, 11/1/2051	1,263	1,092
Pool # BU1805, 2.50%, 12/1/2051	505	419
Pool # CB2637, 2.50%, 1/1/2052	369	306
Pool # CB2670, 3.00%, 1/1/2052	342	294

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS0882, 2.50%, 3/1/2052	689	580
Pool # CB3629, 4.00%, 5/1/2052	633	587
Pool # BY4714, 5.00%, 6/1/2053	1,024	1,000
FNMA, Other
Pool # BS8224, 4.10%, 5/1/2028	550	537
Pool # BL0907, 3.88%, 12/1/2028	600	577
Pool # BS8252, 4.36%, 4/1/2030	486	478
Pool # BS8846, 4.09%, 7/1/2030	500	484
Pool # BS3634, 1.77%, 11/1/2031	600	487
Pool # BS4525, 1.94%, 1/1/2032	600	491
Pool # BS4030, 1.96%, 1/1/2032	1,000	832
Pool # BS4563, 2.01%, 1/1/2032	600	498
Pool # BM7037, 1.75%, 3/1/2032 (f)	849	690
Pool # BS5117, 2.58%, 3/1/2032	399	344
Pool # BS5193, 2.62%, 4/1/2032	400	345
Pool # BS2933, 1.82%, 9/1/2033	500	390
Pool # BS4793, 2.44%, 2/1/2034	577	479
Pool # BS7097, 4.67%, 11/1/2034	1,100	1,094
Pool # BF0669, 4.00%, 6/1/2052	608	569
Pool # BM6734, 4.00%, 8/1/2059	1,824	1,699
Pool # BM7075, 3.00%, 3/1/2061	587	499
Pool # BF0546, 2.50%, 7/1/2061	712	570
Pool # BF0617, 2.50%, 3/1/2062	349	279
Pool # BF0655, 3.50%, 6/1/2062	637	558
GNMA II, 30 Year
Pool # MA7649, 2.50%, 10/20/2051	5,699	4,855
Pool # MA8200, 4.00%, 8/20/2052	957	895
Total Mortgage-Backed Securities (Cost $35,411)		32,863
U.S. Treasury Obligations — 6.5%
U.S. Treasury Bonds
1.13%, 8/15/2040	5,000	3,095
1.75%, 8/15/2041	1,500	1,012
2.75%, 11/15/2042	1,800	1,409
3.13%, 2/15/2043	1,270	1,052
1.25%, 5/15/2050	3,050	1,560
2.38%, 5/15/2051	2,000	1,358
U.S. Treasury Notes
4.13%, 1/31/2025 (g)	6,382	6,330
3.13%, 8/31/2027	500	480
0.38%, 9/30/2027	1,600	1,396
4.13%, 10/31/2027	1,500	1,488
2.88%, 5/15/2028	500	473
1.50%, 11/30/2028	2,000	1,769
2.38%, 3/31/2029	2,000	1,833
3.88%, 9/30/2029	1,000	982
3.88%, 11/30/2029	1,000	982
3.75%, 5/31/2030	1,000	974

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.38%, 11/15/2031	2,000	1,634
2.75%, 8/15/2032	400	359
4.13%, 11/15/2032	1,000	993
4.50%, 11/15/2033	500	511
Total U.S. Treasury Obligations (Cost $31,404)		29,690
	SHARES (000)
Exchange-Traded Funds — 6.0%
Fixed Income — 5.0%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (h)	491	22,674
International Equity — 1.0%
JPMorgan BetaBuilders Japan ETF (h)	80	4,661
Total Exchange-Traded Funds (Cost $26,790)		27,335
Investment Companies — 4.9%
Fixed Income — 2.7%
JPMorgan Core Bond Fund Class R6 Shares (h)	1,225	12,486
U.S. Equity — 2.2%
JPMorgan Large Cap Value Fund Class R6 Shares (h)	481	9,763
Total Investment Companies (Cost $20,425)		22,249
	PRINCIPAL AMOUNT ($000)
Asset-Backed Securities — 2.8%
Ally Auto Receivables Trust Series 2023-1, Class A3, 5.46%, 5/15/2028	116	117
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	259	239
American Credit Acceptance Receivables Trust
Series 2023-2, Class A, 5.89%, 10/13/2026 (c)	28	28
Series 2023-1, Class C, 5.59%, 4/12/2029 (c)	200	199
Series 2024-1, Class D, 5.86%, 5/13/2030 (c)	84	84
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class B, 0.69%, 1/19/2027	76	74
Series 2022-2, Class A3, 4.38%, 4/18/2028	85	84
AMSR Trust Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (c)	100	94
Amur Equipment Finance Receivables LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (c)	80	79
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class A, 5.13%, 10/20/2028 (c)	100	100
Series 2024-1A, Class A, 5.36%, 6/20/2030 (c)	100	100
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	26	26
BMW Vehicle Owner Trust Series 2023-A, Class A3, 5.47%, 2/25/2028	53	53
Bridgecrest Lending Auto Securitization Trust Series 2024-1, Class C, 5.65%, 4/16/2029	144	144
CarMax Auto Owner Trust
Series 2022-2, Class A3, 3.49%, 2/16/2027	176	173
Series 2023-4, Class A3, 6.00%, 7/17/2028	77	78

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-1, Class A3, 4.92%, 10/16/2028	56	56
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	91	88
Series 2023-N1, Class A, 6.36%, 4/12/2027 (c)	86	86
Series 2022-P3, Class A3, 4.61%, 11/10/2027	49	48
Series 2021-P4, Class A4, 1.64%, 12/10/2027	400	373
CoreVest American Finance Trust Series 2022-1, Class A, 4.74%, 6/17/2055 (c) (f)	274	270
CPS Auto Receivables Trust
Series 2022-B, Class A, 2.88%, 6/15/2026 (c)	9	9
Series 2023-A, Class C, 5.54%, 4/16/2029 (c)	112	111
Series 2022-C, Class B, 4.88%, 4/15/2030 (c)	450	448
Credit Acceptance Auto Loan Trust Series 2023-1A, Class B, 7.02%, 5/16/2033 (c)	300	306
Drive Auto Receivables Trust Series 2024-1, Class B, 5.31%, 1/16/2029	55	55
DT Auto Owner Trust
Series 2021-3A, Class C, 0.87%, 5/17/2027 (c)	88	86
Series 2021-4A, Class D, 1.99%, 9/15/2027 (c)	114	107
Series 2023-1A, Class C, 5.55%, 10/16/2028 (c)	307	306
Series 2023-2A, Class B, 5.41%, 2/15/2029 (c)	138	137
Exeter Automobile Receivables Trust
Series 2022-5A, Class B, 5.97%, 3/15/2027	268	268
Series 2023-5A, Class A3, 6.32%, 3/15/2027	129	130
Series 2023-2A, Class B, 5.61%, 9/15/2027	150	150
Series 2022-2A, Class D, 4.56%, 7/17/2028	175	171
Series 2022-4A, Class C, 4.92%, 12/15/2028	215	213
Series 2023-1A, Class D, 6.69%, 6/15/2029	35	35
Series 2024-1A, Class C, 5.41%, 5/15/2030	102	102
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (c)	90	90
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (c)	191	178
Series 2022-SFR1, Class A, 4.15%, 5/19/2039 (c)	114	111
Flagship Credit Auto Trust
Series 2021-4, Class A, 0.81%, 7/17/2026 (c)	24	23
Series 2022-1, Class A, 1.79%, 10/15/2026 (c)	73	72
Series 2022-2, Class A3, 4.03%, 12/15/2026 (c)	453	450
Series 2023-1, Class A2, 5.38%, 12/15/2026 (c)	17	17
Series 2023-2, Class A2, 5.76%, 4/15/2027 (c)	173	173
Series 2021-3, Class A, 0.36%, 7/15/2027 (c)	15	15
Series 2023-1, Class C, 5.43%, 5/15/2029 (c)	350	347
Ford Credit Auto Owner Trust Series 2023-A, Class A3, 4.65%, 2/15/2028	82	81
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class C, 1.11%, 9/15/2026 (c)	84	82
Series 2023-2A, Class A2, 5.70%, 1/15/2027 (c)	67	67
GM Financial Automobile Leasing Trust
Series 2022-2, Class A3, 3.42%, 6/20/2025	100	100
Series 2023-1, Class A3, 5.16%, 4/20/2026	71	71
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A3, 5.45%, 6/16/2028	64	64
Series 2024-1, Class A3, 4.85%, 12/18/2028	44	44

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Hertz Vehicle Financing LLC Series 2022-1A, Class A, 1.99%, 6/25/2026 (c)	118	114
Hilton Grand Vacations Trust Series 2022-1D, Class A, 3.61%, 6/20/2034 (c)	74	71
Honda Auto Receivables Owner Trust Series 2023-1, Class A3, 5.04%, 4/21/2027	67	67
Hyundai Auto Receivables Trust Series 2023-B, Class A3, 5.48%, 4/17/2028	87	88
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (c)	155	154
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (c)	100	99
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A3, 4.51%, 11/15/2027	95	94
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (c)	88	82
Series 2024-1A, Class A, 5.32%, 2/20/2043 (c)	200	201
Nissan Auto Lease Trust Series 2023-A, Class A3, 4.91%, 1/15/2026	107	107
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (c)	244	244
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (c) (i)	91	89
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (c)	156	140
Series 2022-SFR3, Class A, 3.20%, 4/17/2039 (c)	300	282
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (c)	183	176
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (c) (i)	81	79
Santander Drive Auto Receivables Trust
Series 2022-3, Class A3, 3.40%, 12/15/2026	54	54
Series 2022-4, Class A3, 4.14%, 2/16/2027	146	145
Series 2022-5, Class B, 4.43%, 3/15/2027	128	127
Series 2023-2, Class A3, 5.21%, 7/15/2027	99	99
Series 2023-3, Class A3, 5.61%, 10/15/2027	55	55
Series 2023-1, Class B, 4.98%, 2/15/2028	75	74
Series 2024-1, Class A3, 5.25%, 4/17/2028	52	52
Series 2023-4, Class B, 5.77%, 12/15/2028	159	160
Series 2023-5, Class B, 6.16%, 12/17/2029	202	207
Santander Retail Auto Lease Trust Series 2022-A, Class A3, 1.34%, 7/21/2025 (c)	56	55
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (c)	395	399
SFS Auto Receivables Securitization Trust Series 2024-1A, Class A3, 4.95%, 5/21/2029 (c)	27	27
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (c)	68	67
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (c)	61	57
Structured Asset Securities Corp. Trust Series 2005-SC1, Class 1A1, 5.71%, 5/25/2031 (c) (f)	—	—
Tesla Auto Lease Trust
Series 2021-B, Class A4, 0.63%, 9/22/2025 (c)	102	102
Series 2024-A, Class A3, 5.30%, 6/21/2027 (c)	63	63
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (c)	114	114
United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028	333	302
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 ‡ (c)	65	63
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (c) (i)	100	92
Westgate Resorts LLC Series 2022-1A, Class A, 1.79%, 8/20/2036 (c)	110	106
Westlake Automobile Receivables Trust
Series 2022-3A, Class A3, 5.49%, 7/15/2026 (c)	442	442
Series 2021-3A, Class D, 2.12%, 1/15/2027 (c)	125	120
Series 2023-1A, Class A3, 5.21%, 1/18/2028 (c)	75	75
World Omni Auto Receivables Trust
Series 2021-C, Class A3, 0.44%, 8/17/2026	37	36

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-B, Class A3, 3.25%, 7/15/2027	350	344
Series 2023-A, Class A3, 4.83%, 5/15/2028	97	96
Series 2023-D, Class A3, 5.79%, 2/15/2029	75	76
Total Asset-Backed Securities (Cost $13,090)		12,908
Commercial Mortgage-Backed Securities — 0.8%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-150, Class A2, 3.71%, 9/25/2032 (f)	879	820
Series KJ44, Class A2, 4.61%, 2/25/2033	500	488
Series K-1515, Class A2, 1.94%, 2/25/2035	800	613
Series K145, Class AM, 2.58%, 6/25/2055	880	755
FNMA ACES Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (f)	500	406
FREMF Mortgage Trust Series 2017-KF40, Class B, 8.13%, 11/25/2027 (c) (f)	236	220
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (c)	294	217
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	235	194
Total Commercial Mortgage-Backed Securities (Cost $4,063)		3,713
Collateralized Mortgage Obligations — 0.7%
Banc of America Alternative Loan Trust Series 2006-5, Class 3A1, 6.00%, 6/25/2046	—	—
CHL Mortgage Pass-Through Trust Series 2006-21, Class A14, 6.00%, 2/25/2037	—	—
FHLMC, REMIC
Series 3989, Class JW, 3.50%, 1/15/2042	579	536
Series 5190, Class EC, 2.00%, 12/25/2051	638	549
Series 5190, Class PH, 2.50%, 2/25/2052	615	548
FNMA, REMIC Series 2015-34, Class AZ, 2.25%, 6/25/2045	854	686
GSR Mortgage Loan Trust Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	2	2
MASTR Alternative Loan Trust Series 2005-6, Class 1A2, 5.50%, 12/25/2035	—	—
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	1	1
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	298	271
Series 2017-4, Class MT, 3.50%, 6/25/2057	357	318
Series 2022-1, Class MTU, 3.25%, 11/25/2061	346	297
Total Collateralized Mortgage Obligations (Cost $3,387)		3,208
Foreign Government Securities — 0.1%
Republic of Colombia 3.25%, 4/22/2032	250	195
United Mexican States 3.77%, 5/24/2061	400	260
Total Foreign Government Securities (Cost $630)		455
Loan Assignments — 0.0% ‡ (d) (j) ^
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.97%, 6/30/2026	3	2
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026	79	67
(3-MONTH CME TERM SOFR + 2.00%), 12.70%, 6/30/2026	50	30
Total Loan Assignments (Cost $112)		99

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	1	18
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $—)	—	—
	SHARES (000)
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (h) (k) (Cost $10,448)	10,445	10,449
Total Investments — 99.4% (Cost $360,353)		454,074
Other Assets Less Liabilities — 0.6%		2,814
NET ASSETS — 100.0%		456,888

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
NYRS	New York Registry Shares
PJSC	Public Joint Stock Company
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Value is zero.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2024.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at March 31, 2024 is $485 or 0.11% of the Fund’s net assets as of March 31, 2024.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2024.

(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2024.

(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	The rate shown is the current yield as of March 31, 2024.

PORTFOLIO COMPOSITION BY COUNTRY AS OF March 31, 2024	PERCENT OF TOTAL INVESTMENTS
United States	75.9%
France	4.2
United Kingdom	3.2
Japan	2.3
Netherlands	1.8
Taiwan	1.1
South Korea	1.0
Others (each less than 1.0%)	8.2
Short-Term Investments	2.3
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	75	06/13/2024	JPY	13,682	100
U.S. Treasury 10 Year Note	412	06/18/2024	USD	45,616	223
EURO STOXX 50 Index	3	06/21/2024	EUR	163	4
FTSE 100 Index	1	06/21/2024	GBP	101	3
MSCI EAFE E-Mini Index	19	06/21/2024	USD	2,238	1
S&P 500 E-Mini Index	74	06/21/2024	USD	19,633	298
S&P E-Mini Communication Services Index	22	06/21/2024	USD	2,377	39
XAE Energy Index	46	06/21/2024	USD	4,600	(2)
XAF Financial Index	70	06/21/2024	USD	9,184	156
XAI E-Mini Industrial Index	38	06/21/2024	USD	4,883	114
XAK Technology Index	11	06/21/2024	USD	2,335	(30)
					906

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
SPI 200 Index	(36)	06/20/2024	AUD	(4,663)	(124)
EURO STOXX 50 Index	(52)	06/21/2024	EUR	(2,832)	(63)
MSCI Emerging Markets E-Mini Index	(166)	06/21/2024	USD	(8,705)	(32)
Russell 2000 E-Mini Index	(185)	06/21/2024	USD	(19,849)	(319)
XAB Materials Index	(47)	06/21/2024	USD	(4,680)	(147)
XAP Consumer Staples Index	(60)	06/21/2024	USD	(4,667)	(96)
XAU Utilities Index	(68)	06/21/2024	USD	(4,546)	(166)
(947)
(41)

Abbreviations
AUD	Australian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of March 31, 2024 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	6,972	EUR	4,203	Citibank, NA	4/22/2024	8
AUD	3,856	GBP	1,990	Morgan Stanley	4/22/2024	2
CAD	2,039	JPY	221,981	HSBC Bank, NA	4/22/2024	34
CHF	1,551	SEK	18,397	Citibank, NA	4/22/2024	3
EUR	838	JPY	135,243	BNP Paribas	4/22/2024	9
EUR	1,558	PLN	6,689	BNP Paribas	4/22/2024	8
GBP	2,664	EUR	3,111	BNP Paribas	4/22/2024	4
GBP	551	SEK	7,426	Barclays Bank plc	4/22/2024	1
HUF	613,053	EUR	1,547	Goldman Sachs International	4/22/2024	7
JPY	79,443	USD	526	Barclays Bank plc	4/22/2024	— (a)
MXN	28,669	USD	1,690	Barclays Bank plc	4/22/2024	29
PHP	42,279	USD	751	Goldman Sachs International**	4/22/2024	2
THB	31,308	USD	859	HSBC Bank, NA	4/22/2024	1
TRY	26,728	USD	791	Barclays Bank plc	4/22/2024	16
TWD	27,402	USD	855	Goldman Sachs International**	4/22/2024	1
USD	2,533	AUD	3,861	Citibank, NA	4/22/2024	15
USD	854	AUD	1,290	HSBC Bank, NA	4/22/2024	12
USD	784	BRL	3,918	Citibank, NA**	4/22/2024	5
USD	779	BRL	3,895	Citigorup Global Markets, Inc.**	4/22/2024	4
USD	2,491	BRL	12,377	Goldman Sachs International**	4/22/2024	28
USD	4,237	CAD	5,706	Barclays Bank plc	4/22/2024	24
USD	4,675	CAD	6,285	Citibank, NA	4/22/2024	33
USD	1,499	CAD	2,024	HSBC Bank, NA	4/22/2024	4
USD	22	CAD	29	Morgan Stanley	4/22/2024	— (a)
USD	6,452	CHF	5,661	Citibank, NA	4/22/2024	162
USD	20,768	CHF	18,201	Goldman Sachs International	4/22/2024	542
USD	1,722	CLP	1,640,242	Citibank, NA**	4/22/2024	49
USD	875	CZK	20,356	Barclays Bank plc	4/22/2024	7
USD	1,684	CZK	38,829	Goldman Sachs International	4/22/2024	29
USD	2,568	EUR	2,345	BNP Paribas	4/22/2024	36
USD	5,096	EUR	4,651	Citibank, NA	4/22/2024	75
USD	2,546	GBP	1,985	Morgan Stanley	4/22/2024	39
USD	862	HUF	311,975	BNP Paribas	4/22/2024	9
USD	832	HUF	301,078	HSBC Bank, NA	4/22/2024	9
USD	821	IDR	12,893,076	Goldman Sachs International**	4/22/2024	9
USD	1,638	INR	135,860	Citigorup Global Markets, Inc.**	4/22/2024	9
USD	3,411	JPY	502,307	Citibank, NA	4/22/2024	83
USD	3,363	JPY	504,154	Morgan Stanley	4/22/2024	22
USD	1,724	KRW	2,251,229	BNP Paribas**	4/22/2024	54
USD	3,414	NZD	5,536	BNP Paribas	4/22/2024	106
USD	6,971	NZD	11,575	Citibank, NA	4/22/2024	56
USD	5,124	PHP	283,091	Goldman Sachs International**	4/22/2024	86
USD	1,077	PLN	4,253	Barclays Bank plc	4/22/2024	12
USD	3,384	RON	15,381	Barclays Bank plc	4/22/2024	46
USD	2,542	SEK	26,621	BNP Paribas	4/22/2024	53
USD	1,695	SEK	17,793	Citibank, NA	4/22/2024	31
USD	1,596	SGD	2,122	State Street Corp.	4/22/2024	23
USD	2,550	THB	90,705	BNP Paribas	4/22/2024	60
USD	827	TWD	26,340	Citibank, NA**	4/22/2024	3
USD	1,696	TWD	54,029	Goldman Sachs International**	4/22/2024	8
USD	2,573	ZAR	48,048	Goldman Sachs International	4/22/2024	40
CHF	103	USD	114	HSBC Bank, NA	4/29/2024	1
CHF	98	USD	109	Merrill Lynch International	4/29/2024	— (a)
GBP	19	USD	24	HSBC Bank, NA	4/29/2024	— (a)
USD	304	CHF	261	Citibank, NA	4/29/2024	14
USD	22	CHF	19	Goldman Sachs International	4/29/2024	1
USD	536	CHF	471	HSBC Bank, NA	4/29/2024	12
USD	102	CHF	88	Morgan Stanley	4/29/2024	6

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	622	CHF	537	Royal Bank of Canada	4/29/2024	27
USD	528	CHF	456	State Street Corp.	4/29/2024	21
USD	940	DKK	6,407	Merrill Lynch International	4/29/2024	12
USD	346	EUR	320	BNP Paribas	4/29/2024	1
USD	47	EUR	43	Citibank, NA	4/29/2024	— (a)
USD	652	EUR	600	HSBC Bank, NA	4/29/2024	2
USD	294	EUR	268	Morgan Stanley	4/29/2024	4
USD	133	EUR	122	Royal Bank of Canada	4/29/2024	2
USD	52	EUR	48	Standard Chartered Bank	4/29/2024	— (a)
USD	2,291	EUR	2,098	State Street Corp.	4/29/2024	24
USD	75	GBP	59	HSBC Bank, NA	4/29/2024	— (a)
USD	857	GBP	675	Morgan Stanley	4/29/2024	5
USD	47	GBP	37	State Street Corp.	4/29/2024	— (a)
USD	518	HKD	4,044	HSBC Bank, NA	4/29/2024	1
USD	734	SEK	7,627	State Street Corp.	4/29/2024	20
USD	401	SGD	535	Goldman Sachs International	4/29/2024	5
USD	225	JPY	32,822	HSBC Bank, NA	4/30/2024	7
Total unrealized appreciation						2,073
AUD	1,347	CAD	1,190	Barclays Bank plc	4/22/2024	(1)
AUD	5,166	CAD	4,608	Citibank, NA	4/22/2024	(35)
AUD	11,623	USD	7,707	BNP Paribas	4/22/2024	(129)
AUD	2,581	USD	1,710	Goldman Sachs International	4/22/2024	(27)
BRL	49,940	USD	10,018	Goldman Sachs International**	4/22/2024	(81)
CHF	760	GBP	678	Citibank, NA	4/22/2024	(11)
CHF	1,480	USD	1,684	Citibank, NA	4/22/2024	(39)
CHF	675	USD	758	Goldman Sachs International	4/22/2024	(8)
CHF	613	USD	700	HSBC Bank, NA	4/22/2024	(19)
CHF	1,485	USD	1,709	Morgan Stanley	4/22/2024	(58)
CLP	3,284,715	USD	3,462	Citibank, NA**	4/22/2024	(111)
CLP	1,594,554	USD	1,689	Goldman Sachs International**	4/22/2024	(63)
CZK	19,963	USD	864	Citibank, NA	4/22/2024	(13)
EUR	815	AUD	1,352	BNP Paribas	4/22/2024	(2)
EUR	4,550	USD	4,958	Citibank, NA	4/22/2024	(46)
GBP	1,996	USD	2,536	Citibank, NA	4/22/2024	(16)
IDR	26,308,115	USD	1,687	Goldman Sachs International**	4/22/2024	(31)
INR	145,961	USD	1,754	Citibank, NA**	4/22/2024	(4)
INR	486,861	USD	5,871	Goldman Sachs International**	4/22/2024	(35)
JPY	152,657	CHF	914	Barclays Bank plc	4/22/2024	(4)
JPY	1,112,347	USD	7,565	BNP Paribas	4/22/2024	(195)
JPY	249,606	USD	1,709	Citibank, NA	4/22/2024	(55)
JPY	1,302,237	USD	8,855	HSBC Bank, NA	4/22/2024	(226)
KRW	9,954,207	USD	7,573	Citibank, NA**	4/22/2024	(190)
NOK	48,881	EUR	4,203	Barclays Bank plc	4/22/2024	(33)
NZD	5,674	AUD	5,218	Citibank, NA	4/22/2024	(12)
NZD	7,398	CAD	6,159	Citibank, NA	4/22/2024	(129)
PHP	48,288	USD	870	Goldman Sachs International**	4/22/2024	(11)
PLN	2,681	USD	680	Citibank, NA	4/22/2024	(9)
PLN	907	USD	231	HSBC Bank, NA	4/22/2024	(4)
RON	3,772	USD	826	Citibank, NA	4/22/2024	(8)
SEK	18,052	CHF	1,540	Goldman Sachs International	4/22/2024	(23)
SEK	130,198	USD	12,728	BNP Paribas	4/22/2024	(555)
SEK	56,290	USD	5,522	Citibank, NA	4/22/2024	(259)
SEK	2,667	USD	257	Morgan Stanley	4/22/2024	(7)
THB	30,156	USD	850	Barclays Bank plc	4/22/2024	(23)
THB	60,415	USD	1,714	Goldman Sachs International	4/22/2024	(55)
TWD	53,874	USD	1,723	BNP Paribas**	4/22/2024	(39)
TWD	26,495	USD	842	Citibank, NA**	4/22/2024	(14)
USD	1,679	BRL	8,443	Citibank, NA**	4/22/2024	(1)
USD	1,693	CLP	1,666,974	Merrill Lynch International**	4/22/2024	(8)

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	844	COP	3,337,271	Citigorup Global Markets, Inc.**	4/22/2024	(17)
USD	573	KRW	774,204	Citibank, NA**	4/22/2024	(1)
USD	856	MXN	14,377	Citibank, NA	4/22/2024	(6)
AUD	2,714	USD	1,794	Standard Chartered Bank	4/29/2024	(25)
CAD	8	USD	6	Barclays Bank plc	4/29/2024	— (a)
CAD	4,208	USD	3,132	TD Bank Financial Group	4/29/2024	(24)
CHF	299	USD	346	BNP Paribas	4/29/2024	(13)
CHF	196	USD	225	Morgan Stanley	4/29/2024	(6)
CHF	144	USD	165	Royal Bank of Canada	4/29/2024	(5)
DKK	2,784	USD	405	BNP Paribas	4/29/2024	(2)
DKK	87	USD	13	Morgan Stanley	4/29/2024	— (a)
EUR	373	USD	405	Barclays Bank plc	4/29/2024	(3)
EUR	1,642	USD	1,791	BNP Paribas	4/29/2024	(17)
EUR	49	USD	53	Citibank, NA	4/29/2024	— (a)
EUR	190	USD	207	HSBC Bank, NA	4/29/2024	(1)
EUR	222	USD	241	Royal Bank of Canada	4/29/2024	(1)
EUR	327	USD	356	Standard Chartered Bank	4/29/2024	(3)
GBP	405	USD	516	Barclays Bank plc	4/29/2024	(5)
GBP	39	USD	50	Citibank, NA	4/29/2024	— (a)
GBP	12	USD	15	Merrill Lynch International	4/29/2024	— (a)
GBP	40	USD	51	Morgan Stanley	4/29/2024	— (a)
GBP	5	USD	7	Standard Chartered Bank	4/29/2024	— (a)
GBP	15	USD	19	State Street Corp.	4/29/2024	— (a)
HKD	60	USD	8	Morgan Stanley	4/29/2024	— (a)
NOK	1,513	USD	145	Citibank, NA	4/29/2024	(5)
SEK	1,888	USD	181	Citibank, NA	4/29/2024	(5)
SEK	609	USD	58	Goldman Sachs International	4/29/2024	(1)
SEK	4,220	USD	400	Morgan Stanley	4/29/2024	(5)
SEK	2,567	USD	247	Royal Bank of Canada	4/29/2024	(6)
SEK	719	USD	70	Standard Chartered Bank	4/29/2024	(2)
SEK	3,872	USD	373	State Street Corp.	4/29/2024	(11)
SGD	262	USD	195	State Street Corp.	4/29/2024	(1)
USD	146	EUR	135	State Street Corp.	4/29/2024	— (a)
JPY	34,459	USD	229	Citibank, NA	4/30/2024	— (a)
JPY	1,595	USD	11	Merrill Lynch International	4/30/2024	— (a)
JPY	92,396	USD	621	Morgan Stanley	4/30/2024	(9)
JPY	1,040	USD	7	State Street Corp.	4/30/2024	— (a)
JPY	554,395	USD	3,812	TD Bank Financial Group	4/30/2024	(134)
Total unrealized depreciation						(2,897)
Net unrealized depreciation						(824)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at March 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$12,845	$63	$12,908
Collateralized Mortgage Obligations	—	3,208	—	3,208
Commercial Mortgage-Backed Securities	—	3,713	—	3,713
Common Stocks
Aerospace & Defense	1,598	2,867	—	4,465
Air Freight & Logistics	265	—	—	265
Automobile Components	155	925	—	1,080
Automobiles	317	816	—	1,133
Banks	8,366	7,552	— (a)	15,918
Beverages	2,383	1,500	—	3,883
Biotechnology	6,987	—	—	6,987
Broadline Retail	10,758	—	13	10,771
Building Products	2,391	573	—	2,964
Capital Markets	7,707	3,660	—	11,367
Chemicals	1,911	4,647	—	6,558
Commercial Services & Supplies	1,721	243	—	1,964
Communications Equipment	287	—	—	287
Construction & Engineering	676	3,294	—	3,970
Construction Materials	825	340	—	1,165
Consumer Finance	1,359	—	—	1,359
Consumer Staples Distribution & Retail	2,618	195	—	2,813
Containers & Packaging	753	—	—	753
Distributors	109	—	—	109
Diversified Consumer Services	238	—	—	238
Diversified Telecommunication Services	107	548	—	655
Electric Utilities	3,865	660	—	4,525
Electrical Equipment	1,528	2,276	—	3,804
Electronic Equipment, Instruments & Components	1,175	836	—	2,011
Energy Equipment & Services	1,046	416	—	1,462
Entertainment	748	218	—	966
Financial Services	7,918	230	—	8,148
Food Products	1,900	3,609	—	5,509
Ground Transportation	4,997	—	—	4,997
Health Care Equipment & Supplies	3,545	1,367	—	4,912
Health Care Providers & Services	7,193	—	— (b)	7,193
Health Care REITs	39	—	—	39
Health Care Technology	146	—	—	146
Hotel & Resort REITs	301	—	—	301
Hotels, Restaurants & Leisure	8,447	1,180	—	9,627
Household Durables	418	1,169	—	1,587
Household Products	286	—	—	286
Industrial Conglomerates	1,651	713	—	2,364

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Industrial REITs	$2,981	$—	$—	$2,981
Insurance	4,984	4,653	—	9,637
Interactive Media & Services	8,561	2,217	—	10,778
IT Services	928	—	—	928
Leisure Products	393	—	—	393
Life Sciences Tools & Services	905	—	—	905
Machinery	4,659	2,571	—	7,230
Media	573	236	—	809
Metals & Mining	—	1,254	1	1,255
Multi-Utilities	1,577	785	—	2,362
Oil, Gas & Consumable Fuels	8,112	5,613	2	13,727
Passenger Airlines	243	151	—	394
Personal Care Products	261	—	—	261
Pharmaceuticals	3,617	5,366	—	8,983
Professional Services	799	2,073	—	2,872
Real Estate Management & Development	306	631	—	937
Residential REITs	338	—	—	338
Retail REITs	750	—	—	750
Semiconductors & Semiconductor Equipment	20,385	5,130	—	25,515
Software	20,848	1,557	—	22,405
Specialized REITs	1,283	—	—	1,283
Specialty Retail	6,169	1,128	—	7,297
Technology Hardware, Storage & Peripherals	8,334	2,999	—	11,333
Textiles, Apparel & Luxury Goods	377	4,260	—	4,637
Tobacco	145	—	—	145
Trading Companies & Distributors	582	1,182	—	1,764
Wireless Telecommunication Services	87	—	—	87
Total Common Stocks	194,931	81,640	16	276,587
Corporate Bonds	—	34,500	—	34,500
Exchange-Traded Funds	27,335	—	—	27,335
Foreign Government Securities	—	455	—	455
Investment Companies	22,249	—	—	22,249
Loan Assignments	—	—	99	99
Mortgage-Backed Securities	—	32,863	—	32,863
Rights	—	—	— (a)	— (a)
U.S. Treasury Obligations	—	29,690	—	29,690
Warrants	—	—	18	18
Short-Term Investments
Investment Companies	10,449	—	—	10,449
Total Investments in Securities	$254,964	$198,914	$196	$454,074
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,073	$—	$2,073
Futures Contracts	938	—	—	938
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(2,897)	—	(2,897)

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Futures Contracts	$(979)	$—	$—	$(979)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(41)	$(824)	$—	$(865)

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Japan ETF (a)	$5,517	$—	$1,392	$(158)	$694	$4,661	80	$127	$—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	—	22,501	—	—	173	22,674	491	—	—
JPMorgan Core Bond Fund Class R6 Shares (a)	32,384	17,482	36,645	(6,440)	5,705	12,486	1,225	557	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	10,783	8,055	10,051	(737)	1,713	9,763	481	140	326
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	18,232	158,420	166,207	5	(1)	10,449	10,445	677	—
Total	$66,916	$206,458	$214,295	$(7,330)	$8,284	$60,033		$1,501	$326

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
C. Derivatives— The Fund used derivative instruments including futures contracts and forward foreign currency contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.